Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Detail) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	¥ 984
2024	694
2025	431
2026	130
2027	¥ 72